TAXATION - Reconciliation of tax (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
TAXATION
Statutory income tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%
Earnings before income taxes	¥ 3,107,359	$ 437,662	¥ 1,126,750	¥ 514,792
Income tax expenses computed at PRC statutory income tax rate of 25%	776,840	109,416	281,688	128,698
Additional deduction for R&D expenses	(19,397)	(2,732)	(13,516)	(11,095)
Non-deductible share-based compensation expenses	45,722	6,440	80,440	58,581
Non-deductible expenses	5,378	757	(9,967)	9,415
Deferred tax assets writeoff related to closure entities	(401)	(56)	8,266
Expiration of tax loss	43,438	6,118
Effect of tax rate changes on deferred tax	725	102
Recognition of uncertain tax benefits	24,536	3,456	29,325
Change of valuation allowance	(609,815)	(85,891)	220,774	60,352
Effect of preferential tax rate	(48,123)	(6,778)	(18,626)	(158,362)
Effect of International tax rates	29,047	4,091	76,378	(155,242)
Prior-year tax filing difference	11,476	1,616	(16,258)	3,792
Effect of tax rate	(725)	(102)
Income tax expense	¥ 259,426	$ 36,539	¥ 638,504	¥ (63,861)